As filed with the Securities and Exchange Commission on August 26, 2022.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation - Short Horizon Subaccount

Transamerica Asset Allocation - Intermediate Horizon Subaccount

Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

The above funds are “funds-of-funds” which are, indirectly, fully invested in various funds listed under the filing for Transamerica Funds. For the complete voting records of the funds in which these funds invested for the period from July 1, 2021 – June 30, 2022, please refer to the Form N-PX for Transamerica Funds, Investment Company Act #811-04556 (CIK #0000787623).

The funds listed below did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA ASSET ALLOCATON VARIABLE FUNDS
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 26, 2022